Intangible Assets - Additional Information (Detail) - USD ($)					1 Months Ended	12 Months Ended
	May 09, 2019	Apr. 25, 2017	Nov. 19, 2015	Aug. 28, 2013	Jun. 30, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2017
Disclosure of detailed information about intangible assets [Line Items]
Headroom amount						$ 110,000,000
Intangible assets						26,608,000	$ 21,608,000		$ 21,608,000
Purchase of intangible assets						5,000,000		$ 5,000,000
Additions						$ 5,000,000	$ 0
Length of development cycle for intangible assets						20 years
Discount factor based on assumed cost of capital						15.00%
Merck Serono Licenses [Member]
Disclosure of detailed information about intangible assets [Line Items]
Purchase of intangible assets				$ 4,900,000
Additions					$ 2,400,000
Kissei License [Member]
Disclosure of detailed information about intangible assets [Line Items]
Upfront cash consideration to acquire in-license			$ 10,000,000
Recognition and payment of milestone amount	$ 5,000,000	$ 5,000,000
Impairment loss						$ 0